Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Other property	$ 13,242	$ 11,034
Total	428,180	342,343
Southwest Gas Corporation [Member]
Investment [Line Items]
Net cash surrender value of COLI policies	117,341	106,744
Other property	1,773	1,825
Total	119,114	108,569
Centuri Construction Group Inc [Member]
Investment [Line Items]
Centuri property, equipment, and intangibles	554,730	451,114
Centuri accumulated provision for depreciation and amortization	$ (258,906)	$ (228,374)